Balance Sheets - Broad Capital Acquisition Corp [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 94,300	$ 391,924	$ 2,164
Deferred offering costs			287,601
Total Current Assets	94,300	391,924	289,765
Cash and Marketable Securities held in trust account	62,225,137	104,162,029
Total Assets	62,319,437	104,553,953	289,765
Current liabilities
Accrued expenses	565,128	648,885	151,503
Accounts payable	927,217	200,028
Franchise tax payable	48,785	195,138
Income tax payable	428,241	285,662
Extension loan	1,112,177
Working capital loan	20,250
Total Current Liabilities	3,101,798	1,329,713	284,860
Deferred underwriter commission	3,555,674	3,555,674
Total Liabilities	6,657,472	4,885,387	284,860
Commitments and Contingencies
Common Stock subject to possible redemption; 5,931,608 shares (at $10.41 per share) as of March 31, 2023 and 10,159,069 shares (at $10.23 per share) as of December 31, 2022	61,748,111	103,962,029
Stockholders’ Equity (Deficit)
Preference Shares, $0.000001 par value; 1,000,000 shares authorized; none issued and outstanding at March 31, 2023 and December 31, 2022
Common Stock, $0.000001 par value, 100,000,000 shares authorized; 2,990,897 issued and outstanding (excluding 5,931,608 shares and 10,159,069 shares subject to possible redemption at March 31, 2023 and December 31, 2022 respectively	3	3	3
Additional paid-in capital			24,997
Accumulated deficit	(6,086,149)	(4,293,466)	(20,095)
Total Stockholders’ Equity (Deficit)	(6,086,146)	(4,293,463)	4,905
Total Liabilities and Stockholders’ Equity (Deficit)	$ 62,319,437	104,553,953	289,765
Related Party [Member]
Current liabilities
Promissory note – related party			$ 133,357